NYSA SERIES TRUST

on behalf of its separate series

NYSA FUND

Supplement dated September 19, 2019 to the Statement of Additional Information (“SAI”),

dated July 29, 2019, as supplemented to date

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This supplement makes the following amendment to disclosures in the Statement of Additional Information (“SAI”), dated July 29, 2019.

Effective July 12, 2019, the disclosure in the section entitled “Management of the Funds – Trustees and Officers” beginning on page 15 is amended as set forth below in the table showing the Officers of the Funds to reflect the recent appointment of Mr. Benjamin Quilty as Chief Executive Officer of Pinnacle Investments, LLC, the distributor to the NYSA Series Trust:

Officers

Name	Age	Position with the Fund	Principal Occupation	Number of Portfolios Overseen
Robert Cuculich	63	President since June 2013; Portfolio Manager since February 2013	President of Pinnacle Advisors LLC since June 2013; Registered Representative with Pinnacle Investments, LLC since 2008.	N/A
Benjamin Quilty	37	Vice President and Treasurer since June 2013; CCO since December 2014

CEO of Pinnacle Investments, LLC since July 2019; CCO of Pinnacle Advisors LLC since June 2013;  CCO of the Fund since December 2014;

Registered Representative with Pinnacle Investments, LLC since 2010.

				N/A
Cortland Schroder	54	Secretary since September 2014	Chief Marketing Officer of Pinnacle Holding Company, LLC since March 2014; Self-employed as a career counselor 2013-2014; Associate Director of Employer Relations at Colgate University 2004-2013	N/A

* The principal business address of Messrs. Cuculich and Quilty is 507 Plum Street, Syracuse, NY 13204.

**The principal business address of Mr. Schroder is 100 Limestone Plaza, Fayetteville, NY 13066.

* * * * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated July 29, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-535-9169 or by writing to Mutual Shareholder Services, LLC at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Please retain this Supplement for future reference.